Personnel - Disclosure of Detailed Information About Number of People Employed (Detail) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and average number of employees [line items]
Number of employees	33,500	33,200	33,200
Average during the year	33,100	33,400	32,800
North America [member]
Disclosure of number and average number of employees [line items]
Number of employees	14,000	14,200	14,100
Average during the year	13,900	14,200	14,000
Europe [member]
Disclosure of number and average number of employees [line items]
Number of employees	9,300	9,500	9,500
Average during the year	9,400	9,600	9,400
Rest of world [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,200	9,500	9,600
Average during the year	9,800	9,600	9,400
Operating segments [member]
Disclosure of number and average number of employees [line items]
Number of employees	32,700	32,400	32,400
Average during the year	32,300	32,600	32,000
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,700	8,600	8,100
Average during the year	8,600	8,300	8,000
Operating segments [member] | Risk [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,000	9,700	9,100
Average during the year	9,800	9,600	9,000
Operating segments [member] | Legal [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,500	10,400	10,600
Average during the year	10,300	10,500	10,600
Operating segments [member] | Exhibitions [member]
Disclosure of number and average number of employees [line items]
Number of employees	3,500	3,700	4,600
Average during the year	3,600	4,200	4,400
Corporate/shared functions [member]
Disclosure of number and average number of employees [line items]
Number of employees	800	800	800
Average during the year	800	800	800